FINANCIAL RISK MANAGEMENT - Schedule of fair value assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets	$ 399,985	$ 462,854
Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	3,767	8,113
Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	2,020
Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	3,767	6,093
Investments in equity instruments designated as at FVTOCI | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	2,020
Investments in equity instruments designated as at FVTOCI | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	2,020
Investments in equity instruments designated as at FVTOCI | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	3,767	6,093
Investments in debt instruments designated as at FVTPL | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	$ 3,767	$ 6,093